Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	¥ 1,669,358	$ 261,959	¥ 1,222,183	¥ 914,626
Technical services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	19,397	3,044	5,156
Showself [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	595,004	93,369	549,763
Lehai [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	242,910	38,118	180,112
Haixiu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	326,661	51,260	321,468
Beelive [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	¥ 485,386	$ 76,168	¥ 165,684